Stockholders' Equity - Additional Information (Detail) - USD ($)										1 Months Ended					12 Months Ended
	Nov. 02, 2016	Aug. 03, 2016	May 04, 2016	Apr. 30, 2016	Feb. 18, 2016	Oct. 28, 2015	Jul. 29, 2015	May 07, 2015	Feb. 19, 2015	Jun. 30, 2016	Dec. 31, 2015	Nov. 30, 2015	Sep. 30, 2015	Oct. 31, 2014	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jun. 15, 2016	Dec. 31, 2013	Nov. 30, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares authorized											300,000,000				300,000,000	300,000,000
Preferred Stock, Shares authorized											100,000,000				100,000,000	100,000,000
Preferred Stock, Shares issued											0				0	0
Preferred Stock, Shares outstanding											0				0	0
Issuance of common stock in public offering of common stock, shares												2,994,792
Issuance of common stock in public offering of common stock												$ 829,496,000				$ 829,496,000
Underwriting discounts and commissions incurred in issuance of common stock in public offering of common stock												32,344,000
Offering costs incurred in issuance of common stock in public offering of common stock												$ 660,000
Shares issued in exchange for convertible subordinated notes										380,779
Adjustments to APIC, convertible debt with conversion feature										$ 141,688,000
Share price (dollars per share)																		$ 372.10
Total consideration for common stock repurchase																	$ 297,958,000
Dividends declared per share (in dollars per share)	$ 1.75	$ 1.75	$ 1.75		$ 1.75	$ 1.69	$ 1.69	$ 1.69	$ 1.69
Dividends distributions															$ 492,403,000	393,584,000
Short term dividend payable											$ 13,674,000				11,999,000	13,674,000
Long term dividend payable											$ 13,394,000				8,495,000	$ 13,394,000
Over-Allotment Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock in public offering of common stock, shares												390,625
Special Distribution
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Special distribution, amount													$ 627,000,000	$ 416,000,000
Special distribution, per share (in dollars per share)													$ 10.95	$ 7.57
Special distribution, payable date													Nov. 10, 2015	Nov. 25, 2014
Closing price measurement period (in days)													3 days	3 days
Value of shares distributed per share (in dollars per share)													$ 297.03	$ 224.45
Common stock shares issued													1,688,411	1,482,419
Common stock issued amount													$ 125,486,000	$ 83,266,000
Record date													Oct. 08, 2015	Oct. 27, 2014
Maximum percentage of total distribution payable to all stockholders														20.00%
Short term dividend payable															11,999,000
Long term dividend payable															$ 8,495,000
2013 Share Repurchase Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount authorized under the share repurchase program																			$ 500,000,000
Number of common stock shares repurchased during the period																	1,517,743
Average price of common stock shares repurchased (in dollars per share)																	$ 196.32
Total consideration for common stock repurchase																	$ 297,958,000
2013 Share Repurchase Program | Restricted Stock Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury stock re-issued (shares)																7,348
Treasury stock re-issued																$ 1,807,000
2011 Share Repurchase Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Amount authorized under the share repurchase program																				$ 250,000,000
Treasury stock re-issued (shares)																	355,477
Treasury stock re-issued																	$ 66,424,000
4.75% Convertible Subordinated Notes and 3.00% Convertible Subordinated Notes [Member] | 2013 Share Repurchase Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury stock re-issued (shares)																	1,752,615
Treasury stock re-issued																	$ 345,858,000
3.00% Convertible Subordinated Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest rate (percent)															3.00%		3.00%
Value of shares issued in exchange for convertible subordinated notes																	$ 178,744,000
4.75% Convertible Subordinated Notes
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest rate (percent)											4.75%				4.75%	4.75%	4.75%
Shares issued in exchange for convertible subordinated notes				1,981,662							101,947
Value of shares issued in exchange for convertible subordinated notes				$ 150,082,000
4.75% Convertible Subordinated Notes | 2013 Share Repurchase Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Treasury stock re-issued (shares)																11,784
Treasury stock re-issued																$ 3,546,000
4.75% Convertible Subordinated Notes | 2011 Share Repurchase Program
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest rate (percent)																	4.75%
Series A
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, Shares authorized															25,000,000
Series A-1
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, Shares authorized															25,000,000
Undesignated
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Preferred Stock, Shares authorized															50,000,000